Borrowings (Details Narrative) - AUD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loan received	$ 14,000,000
Allocation for equiment finance	4,000,000
Working capital	$ 8,000,000
Interest rate	1.50%		7.73%
Interest on borrowings	$ 2,000,000
Borrowings variable interest rate	3.48%
Aggregate principal amount	$ 1,169,690	$ 1,181,953	$ 4,000,000
Loan quarterly payable			244,643
Secured mortages			$ 2,000,000
Original issue discount secured convertible debenture	10.00%